METROPOLITAN WEST FUNDS

                   Ultra Short Bond Fund - Class M
                   Low Duration Bond Fund - Class M
                   Total Return Bond Fund - Class M
                   Intermediate Bond Fund - Class M
                    High Yield Bond Fund - Class M
                    Strategic Income Fund - Class M
                         AlphaTrak 500 Fund


                   Supplement dated November 12, 2003
        to the Class M Shares Statement of Additional Information
                         dated July 31, 2003

The following information replaces the second to last sentence in the first paragraph on page B-36 in the section titled "SHARE MARKETING PLAN" in the Trust's Class M Statement of Additional Information in order to remove reference to the STRATEGIC INCOME FUND.


     The Adviser has undertaken to limit the 12b-1 Plan expenses to 0.21% for the TOTAL RETURN BOND FUND, 0.19% for the LOW DURATION BOND FUND, 0.21% for the INTERMEDIATE BOND FUND and 0.16% for the ULTRA SHORT BOND FUND for the fiscal year ending March 31, 2004.



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE STATEMENTS OF ADDITIONAL
                   INFORMATION FOR FUTURE REFERENCE.